14. Shareholders' Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Shareholders' equity
Common stock outstanding
Number of
Common Shares
Balance at December 31, 2012	890,837

Conversion of Series E Preferred to common stock	1,575,000
Shares issued for acquisition of Canterbury and Hygeia	1,150,116
Conversion of warrants to common stock	1,023,264
Conversion of debt to common stock	576,331
Issuance of shares for advisory agreements	243,250
Issuance of shares to third party for assumption of liabilities	200,000
Issuance of common stock for cash	142,501
Other	12,486
Balance at December 31, 2013	5,813,785

Issuance of shares to third party for assumption of liabilities	150,000
Shares issued for acquisition of Paloma	2,500,000
Shares issued for acquisition of VasculoMedics	220,000
Balance at March 31, 2014 (unaudited)	8,683,785

Number of Common Shares
Balance at December 31, 2012	890,837

Conversion of Series E Preferred to common stock	1,575,000
Shares issued for acquisition	1,150,116
Conversion of warrants to common stock	1,023,264
Conversion of debt to common stock	576,331
Issuance of shares for advisory agreements	243,250
Issuance of shares to third party for assumption of liabilities	200,000
Issuance of common stock for cash	142,501
Other	12,486
Balance at December 31, 2013	5,813,785

Stock Options- Assumptions

The assumptions used to value the options granted during the first three months of 2014 was:

Estimated fair value of underlying common stock	$2.50 - $3.00
Remaining life	5.0
Risk-free interest rate	1.50% - 1.72%
Expected volatility	153% - 155%
Dividend yield	–

The Black Scholes expense for these March 27, 2013 options was calculated using the following assumptions. The fair value of the underlying common stock was based on the sale of 139,167 shares of common stock at $3.00 by the Company during the three months ended June 30, 2013.

Estimated fair value of underlying common stock	$3.00
Remaining life	5.0
Risk-free interest rate	0.35%
Expected volatility	141%
Dividend yield	–

The Black Scholes expense for these 2012 options was calculated using the following assumptions. The fair value of the underlying common stock was determined by closing price on the Bulletin Board stock exchange.

Estimated fair value of underlying common stock	$35.00 - $38.00
Remaining life	5.0
Risk-free interest rate	0.69% - 0.80%
Expected volatility	80% - 89%
Dividend yield	–

Stock Options - Activity

The following table sets forth the activity of our stock options to purchase common stock:

	Options Outstanding				Options Exercisable
			Weighted			Weighted
			Average	Weighted		Average	Weighted
		Range of	Remaining	Average		Remaining	Average
	Options	Exercise	Life in	Exercise	Options	Life in	Exercise
	Outstanding	Prices	Years	Price	Exercisable	Years	Price
As of December 31, 2012	79,436	$35.00 -$54.00	3.0	$46.00	57,310	2.6	$48.00
Canceled	–	–	–	–	–	–	–
Exercised	–	–	–	–	–	–	–
Granted	310,000	$3.00	4.2	$3.00	310,000	4.2	$3.00
As of December 31, 2013	389,436	$3.00 -$54.00	3.9	$11.77	367,310	3.9	$11.10
Canceled	3,585	–	–	43.27	3,585	–	43.27
Exercised	–	–	–	–	–	–	–
Granted	600,586	$2.50 - $3.00	4.9	$3.00	91,128	4.9	$3.00
As of March 31, 2014	986,437	$3.00 -$54.00	4.4	$6.74	454,853	3.8	$11.11

	Options Outstanding				Options Exercisable
			Weighted			Weighted
			Average	Weighted		Average	Weighted
		Range of	Remaining	Average		Remaining	Average
	Options	Exercise	Life in	Exercise	Options	Life in	Exercise
	Outstanding	Prices	Years	Price	Exercisable	Years	Price
As of December 31, 2011	121,699	$14.00 - $150.00	2.9	$49.00	87,577	2.9	$40.00
Cancelled	(72,763)	–	–	–	(46,610)	–	–
Exercised	–	–	–	–	–	–	–
Granted	30,500	$35.00 - $38.00	4.2	$36.00	16,343	4.2	$36.00
As of December 31, 2012	79,436	$35.00 - $54.00	3.0	$46.00	57,310	2.6	$48.00
Cancelled	–	–	–	–	–	–	–
Exercised	–	–	–	–	–	–	–
Granted	310,000	$3.00	4.2	$3.00	310,000	4.2	$3.00
As of December 31, 2013	389,436	$0.03 - $0.54	3.9	$11.77	367,310	3.9	$11.10

Warrants -Assumptions
Estimated fair value of underlying common stock	$3.00
Remaining life	5.0
Risk-free interest rate	0.35%
Expected volatility	141%
Dividend yield	–

The Black Scholes expense for these March 27, 2013 warrants was calculated using the following assumptions. The fair value of the underlying common stock was based on the sale of 139,167 shares of common stock at $3.00 by the Company during the three months ended June 30, 2013.

Estimated fair value of underlying common stock	$3.00
Remaining life	5.0
Risk-free interest rate	0.35%
Expected volatility	141%
Dividend yield	–

The Black Scholes expense for these 2012 warrants was calculated using the following assumptions. The fair value of the underlying common stock was determined by closing price on the Bulletin Board stock exchange.

Estimated fair value of underlying common stock	$38.00 - $75.00
Remaining life	5.0
Risk-free interest rate	0.74% - 1.80%
Expected volatility	84% - 132%
Dividend yield	–

Warrants - Summary

A summary of the warrants:

	Warrants Outstanding				Warrants Exercisable
			Weighted			Weighted
			Average	Weighted		Average	Weighted
		Range of	Remaining	Average		Remaining	Average
	Warrants	Exercise	Life in	Exercise	Warrants	Life in	Exercise
	Outstanding	Prices	Years	Price	Exercisable	Years	Price
As of December 31, 2012	1,322,852	$30.00 - $200.00	3.2	$40.00	1,269,102	3.2	$38.00
Canceled	(978,700)	$30.00	–	$30.00	(939,950)	–	$30.00
Exercised	–	–	–	–	–	–	–
Granted	173,917	$3.00	4.2	$3.00	173,917	4.2	$3.00
As of December 31, 2013	518,069	$3.00 - $200.00	3.3	$44.07	503,069	3.3	$44.07
Canceled	198	–	–	$200.00	198	–	$200.00
Exercised	–	–	–	–	–	–	–
Granted	–	–	–	–	–	–	–
As of March 31, 2014	517,871	$3.00 - $200.00	3.0	$44.01	502,871	3.0	$44.01

	Warrants Outstanding				Warrants Exercisable
			Weighted			Weighted
			Average	Weighted		Average	Weighted
		Range of	Remaining	Average		Remaining	Average
	Warrants	Exercise	Life in	Exercise	Warrants	Life in	Exercise
	Outstanding	Prices	Years	Price	Exercisable	Years	Price
As of December 31, 2011	595,302	$65.00 - $200.00	3.2	$200.00	595,302	3.2	$200.00
Exercised	–	–	–	–	–	–	–
Ratchet-down impact	569,917	$30.00	–	$30.00	569,917	–	$30.00
Granted	157,633	$30.00 - $75.00	4.3	$38.00	103,883	4.3	–
As of December 31, 2012	1,322,852	$30.00 - $200.00	3.2	$40.00	1,269,102	3.2	$38.00
Exercised	(978,700)	$30.00	–	$30.00	(939,950)	–	$30.00
Ratchet-down impact	–	–	–	–	–	–	–
Granted	173,917	$3.00	4.2	$3.00	173,917	4.2	$3.00
As of December 31, 2013	518,069	$3.00 - $200.00	3.3	$44.07	503,069	3.3	$44.07